Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other income
24.	Other income

	Year ended December 31,
	2023	2024	2025

Grant income	$26,600	$15,060	$10,147
Sales tax refund	61,359	-	-
Gain on reversal of asset retirement obligations	215,637	-	-
Other income	105,959	42,964	400,256
	$409,555	$58,024	$410,403